Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
16.	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2025, 2024 and 2023 is as follows:

	2025	2024	2023

Income tax of the year for Mexican companies	$881,492	$1,053,009	$1,291,378
Income tax year for foreign companies	383,139	1,299,798	403,436
Deferred tax for Mexican companies	(83,228)	(339,462)	(40,943)
Deferred tax for foreign companies	30,431	46,778	86,127
	$1,211,834	$2,060,123	$1,739,998

During 2025, 2024 and 2023, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2025	2024	2023

Expected benefit, expense	$826,265	$3,771,845	$1,804,233
Increase (decrease) as a result of:
Inflation effect, net	(455,126)	(499,798)	(581,549)
Impact of the nominal rate differences between the USA and Mexico	45,176	97,889	112,377
Benefit from utilization of tax loss carry-forwards and others (1)	17,421	712,763	342,202
Others, net (includes permanent items) Income tax expense	778,098	(2,022,576)	62,735
Income tax expense	$1,211,834	$2,060,123	$1,739,998
Effective tax rate	44.00%	16.42%	27.92%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2025, 2024 and 2023, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated over the following ten years. Tax losses can be updated following certain procedures established in the law.

As of December 31, 2025, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available

2016	2026	370,957
2017	2027	284,187
2018	2028	16,521
2019	2029	743,774
2020	2030	462,524
2021	2031	711,718
2022	2032	1,001,804
2023	2033	641,837
2024	2034	502,796
2025	2035	813,790
		$5,549,908

As of December 31, 2025, Republic has USD $383.9 million of tax loss carryforwards for federal tax purposes, of which USD $198.5 million expires between 2033 and 2038; USD $185.4 million of tax loss carryforwards expire indefinitely. USD $254.0 million of losses for state and municipal purposes that expire between 2026 and 2041.

Below is a summary of the effects of the main temporary items that make up the deferred income tax liability included in the consolidated statement of financial position:

	December 31,
	2025	2024

Deferred tax assets:
Allowance for doubtful accounts	$(122,149)	$(132,497)
Advances from customers	203,189	87,666

Total deferred tax assets	81,040	(44,831)

Deferred tax liabilities:

Property, plant and equipment	3,002,952	3,089,311
Intangible assets from Grupo San	431,195	415,850
Provisions	70,570	71,068
Prepaid expenses	49,587	47,822

Total deferred tax liabilities	3,554,304	3,624,051

Deferred tax liabilities, net	$3,473,264	$3,668,882